INVENTORY	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
INVENTORY

4.	INVENTORY

The Company’s inventory composition is as follows:

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Raw materials	503,216	501,433	134,926
Work in process	3,979,335	3,677,502	2,735,000
Finished goods	538,739	315,322	261,951
Ending balance	5,021,290	4,494,257	3,131,877

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the transition period ended December 31, 2023, was $1,404,323 (October 31, 2023 - $11,155,676; October 31, 2022 - $9,227,439, October 31, 2021 - $3,997,617).

4.	INVENTORY

The Company’s inventory composition is as follows:

	September 30, 2024	December 31, 2023
	$	$
Raw materials	576,664	503,216
Work in process	1,658,376	3,979,335
Finished goods	551,625	538,739
Ending balance	2,786,665	5,021,290

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the nine months ended September 30, 2024, was $9,894,320 (for the nine months ended October 31, 2023 - $9,118,395). The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the three months ended September 30, 2024, was $3,554,113 (for the three months ended October 31, 2023 - $3,005,867).